Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
6.	FAIR VALUE MEASUREMENTS
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuations techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets for liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2
Inputs to the valuation methodology include

•
quoted prices for similar assets or liabilities in active markets;

•
quoted prices for identical or similar assets or liabilities in inactive markets;

•
inputs other than quoted prices that are observable for the asset or liability;

•
inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used on December 31, 2025 and 2024.
Common stocks
: Valued at the closing price reported on the active market on which the individual securities are traded.
Mutual and Money Market funds
: Valued at the daily closing price as reported by the fund. Mutual and money market funds held by the Plan are open-end
mutual and money market funds that are registered with the SEC. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual and money market funds held by the Plan are deemed to be actively traded.

Common Collective Trust Funds
: Valued at the net asset value of units of a bank collective trust. The net asset value as provided by the trustee, is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value. Participant transactions (purchased and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
Personal Directed Brokerage Accounts:
Consist of mutual and money market funds which are valued as identified above.
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis on December 31, 2025 and 2024:

	2025
	Quoted Prices in	Significant	Significant
	Active Markets	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total
Common stock	$586,426,951	$—	$—	$586,426,951
Mutual and money market funds	744,270,746	—	—	744,270,746
Personal directed brokerage accounts	264,242,785	—	—	264,242,785

Total assets in the fair value hierarchy	1,594,940,482	—	—	1,594,940,482

Investments measured at net asset value (a)	—	—	—	3,400,576,478
Investments at fair value	$1,594,940,482	$—	$—	$4,995,516,960

	2024
	Quoted Prices in	Significant	Significant
	Active Markets	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total
Common stock	$427,136,729	$—	$—	$427,136,729
Mutual and money market funds	665,194,837	—	—	665,194,837
Personal directed brokerage accounts	210,158,263	—	—	210,158,263

Total assets in the fair value hierarchy	1,302,489,829	—	—	1,302,489,829

Investments measured at net asset value (a)	—	—	—	2,975,531,860
Investments at fair value	$1,302,489,829	$—	$—	$4,278,021,689

(a)
In accordance with Subtopic
820-10,
certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.